PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

9.                            PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Buildings	345,359	460,253	76,028
Machinery	21,620	26,525	4,382
Office equipment	15,388	18,556	3,065
Motor vehicles	70,656	62,049	10,250
	453,023	567,383	93,725
Less: accumulated depreciation	(115,724)	(127,156)	(21,004)

Property and equipment, net	337,299	440,227	72,721

Construction in progress	223,401	328,322	54,234

Total	560,700	768,549	126,955

Depreciation expense related to property and equipment was RMB16,560, RMB23,328 and RMB24,704 (US$4,081) for the years ended December 31, 2011, 2012 and 2013, respectively.

Construction in progress as of December 31, 2013 represented expenditures for buildings under construction which are not yet ready for their intended use as of year-end, including the construction of an Audi store and the reconstruction and extension of existing stores. Interest amounting to RMB13,408 (US$2,215) was capitalized in construction in progress as of December 31, 2013.

Depreciation expenses have been reported in the following accounts:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cost of goods sold	5,669	7,750	7,353	1,215
Selling, marketing and distribution expenses	5,917	8,246	7,823	1,292
General and administrative expenses	4,974	7,332	9,528	1,574

	16,560	23,328	24,704	4,081

As of December  31, 2012 and 2013, short-term loans amounting to RMB76,450 and RMB162,203 (US$26,794) were secured by the pledge of buildings of the Group with an aggregate net carrying value of RMB44,368 and RMB43,011 (US$7,105), respectively.

As of December 31, 2012 and 2013, the Group has not obtained the ownership certificates related to certain buildings with a carrying value of RMB222,760 and RMB235,335 (US$38,875), respectively (Note 24).